Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Long-term investments
Fair value on a nonrecurring basis	$ 167
Total losses	(165)
Other Assets [Member]
Long-term investments
Total losses	(58)
Cost Method Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Long-term investments
Fair value on a nonrecurring basis	167
Cost Method Securities [Member]
Long-term investments
Fair value on a nonrecurring basis	167
Total losses	(83)
Property, Plant and Equipment [Member]
Long-term investments
Total losses	(24)
Fair Value, Inputs, Level 3 [Member]
Long-term investments
Fair value on a nonrecurring basis	$ 167